REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Table)	12 Months Ended
Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
CONSOLIDATED BALANCE SHEET as of December 31, 2021
CONSOLIDATED BALANCE SHEET as of December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Additional paid-in capital	$114,259,830	$(1,167,804)	$113,092,026
Accumulated deficit	(108,227,041)	1,167,804	(107,059,237)

CONSOLIDATED STATEMENTS OF OPERATIONS for the Year Ended December 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS for the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
General and Administrative	$6,932,921	$(238,302)	$6,694,619
Research and Development	2,119,684	(169,184)	1,950,500
Total costs and expenses	9,052,605	(407,486)	8,645,119
LOSS FROM OPERATIONS	(9,052,605)	407,486	(8,645,119)
NET LOSS	(9,163,366)	407,485	(8,775,881)
BASIC AND DILUTED LOSS PER SHARE	$(1.20)	$0.05	$(1.15)

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) For the Year Ended December 31, 2021
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) For the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Balance, December 30, 2020 - Additional Paid in Capital	$87,747,898	$(760,319)	$86,987,579
Balance, December 30, 2020 - Accumulated Deficit	(99,063,675)	760,319	(98,303,356)
Employee and director equity-based compensation - Additional Paid in Capital	3,377,512	(407,485)	2,970,027
Employee and director equity-based compensation - Total	3,377,512	(407,485)	2,970,027
Net loss for the year ended December 31, 2021 - Accumulated Deficit	(9,163,366)	407,485	(8,775,881)
Net loss for the year ended December 31, 2021 - Total	(9,163,366)	407,485	(8,775,881)
Balance, December 31, 2021 - Additional Paid in Capital	114,259,830	(1,167,804)	113,092,026
Balance, December 31, 2021 - Accumulated Deficit	$(108,227,041)	$1,167,804	$(107,059,237)

CONSOLIDATED STATEMENT OF CASH FLOWS for the Year Ended December 31, 2021
CONSOLIDATED STATEMENT OF CASH FLOWS for the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Net Loss	$(9,163,366)	$407,485	$(8,775,881)
Employee and director equity compensation	3,377,512	(407,485)	2,970,027